Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EIC Value Fund Class A
Prospectus [Line Items]
Annual Return [Percent]		11.26%	12.69%	0.66%	29.73%	4.00%	22.35%	(7.87%)	14.16%	11.29%	(5.60%)
Pacific Capital Tax-Free Securities Fund Class Y
Prospectus [Line Items]
Annual Return [Percent]		2.11%	3.72%	(6.75%)	0.89%	4.99%	6.49%	1.21%	4.07%	(0.14%)	2.68%
Pacific Capital Tax-Free Short Intermediate Securities Fund Class Y
Prospectus [Line Items]
Annual Return [Percent]		1.48%	2.37%	(2.39%)	0.19%	2.72%	3.42%	1.22%	1.45%	(0.28%)	1.24%
Pacific Capital U.S. Government Money Market Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]						0.25%	1.81%
Polen Growth Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		16.23%	39.17%	(38.34%)	23.47%	33.25%	37.15%	7.82%	26.45%	0.68%	14.64%
Polen Global Growth Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		12.16%	31.09%	(31.20%)	17.42%	23.67%	35.46%	2.51%	31.52%	0.51%	8.99%
Polen International Growth Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		(3.77%)	27.81%	(29.90%)	5.62%	9.80%	25.88%	(5.85%)	33.67%
Polen U.S. Small Company Growth Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		3.75%	21.83%	(42.90%)	16.41%	50.02%	21.22%	1.96%
Polen Emerging Markets Growth Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		4.45%	8.00%	(21.93%)	(11.96%)
Polen U.S. SMID Company Growth Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		1.50%	27.50%	(45.68%)
Polen Opportunistic High Yield Fund Class Y
Prospectus [Line Items]
Annual Return [Percent]		8.89%	12.28%	(11.70%)	6.19%	3.50%	6.10%	(0.27%)	10.60%	14.70%
Polen Floating Rate Income ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	[1]	8.88%	15.45%
Private Capital Management Value Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	[2]	31.32%	7.12%	(1.17%)	36.28%	13.79%	17.14%	(9.02%)	15.50%	11.98%	(10.86%)

[1]	The Morningstar LSTA U.S. Leveraged Loan Index is a market-value weighted index designed to measure the performance of the U.S. leveraged loan index. The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield.
[2]	Performance shown for the period from January 1, 1987 to May 28, 2010 is the performance of a corporate defined contribution plan account (the “Predecessor Account”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations on May 28, 2010 and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund. The Predecessor Account’s performance has been adjusted to reflect the monthly deduction of the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement applicable to Class I shares of the Fund effective at the Fund’s commencement of operations on May 28, 2010. The Class C shares and the Class R shares have not been issued.